SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
Notes to Financial Statements
NOTE 6 - SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.